Investments in Associates (Details Textual)	12 Months Ended
Dec. 31, 2019
Investments in Associates (Textual)
Equity ownership interest percentage	32.70%
Country of incorporation	Lebanon
Percentage of basis and reflects adjustments made by the Group	100.00%